UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Goodnow Investment Group, LLC
Address:  9 Old King's Highway South
          Suite 300
          Darien, CT 06820


13F File Number: 028-11908

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Gavey
Title:  Chief Compliance Officer
Phone:  203-655-6272


Signature, Place and Date of Signing:


/s/ Peter J. Gavey                 Darien, CT                 August 14, 2012
---------------------        -----------------------        --------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:   29

Form 13F Information Table Value Total:  $366,616
                                        (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                           FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
--------------                --------------  ---------  --------  --------------------  ----------  --------  ---------------------
                                                          VALUE     SHS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION    MGRS       SOLE   SHARED NONE
--------------                --------------  ---------  --------  ---------  ---  ----  ----------  --------  --------- ------ ----
APPLE INC                     COM             037833100   17,914      30,675  SH            SOLE       NONE       30,675    0     0
ATLAS AIR WORLDWIDE HLDGS IN  COM NEW         049164205   22,307     512,676  SH            SOLE       NONE      512,676    0     0
ALLIANCE DATA SYSTEMS CORP    COM             018581108   28,863     213,802  SH            SOLE       NONE      213,802    0     0
AMPHENOL CORP NEW             CL A            032095101   27,134     494,073  SH            SOLE       NONE      494,073    0     0
AIRCASTLE LTD                 COM             G0129K104   18,541   1,538,684  SH            SOLE       NONE    1,538,684    0     0
BAXTER INTL INC               COM             071813109   14,357     270,128  SH            SOLE       NONE      270,128    0     0
CREDIT ACCEP CORP MICH        COM             225310101   10,031     118,804  SH            SOLE       NONE      118,804    0     0
CLEVELAND BIOLABS INC         COM             185860103      858     546,663  SH            SOLE       NONE      546,663    0     0
COPART INC                    COM             217204106    6,009     253,659  SH            SOLE       NONE      253,659    0     0
COVANTA HLDG CORP             COM             22282E102   10,281     599,481  SH            SOLE       NONE      599,481    0     0
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302   18,045     360,257  SH            SOLE       NONE      360,257    0     0
EXPRESS SCRIPTS HLDG CO       COM             30219G108   25,162     450,692  SH            SOLE       NONE      450,692    0     0
FORD MTR CO DEL               COM PAR $0.01   345370860    3,780     394,180  SH            SOLE       NONE      394,180    0     0
GENERAL MTRS CO               COM             37045V100    3,023     153,292  SH            SOLE       NONE      153,292    0     0
GREEN MTN COFFEE ROASTERS IN  COM             393122106   17,450     801,199  SH            SOLE       NONE      801,199    0     0
GAMESTOP CORP NEW             CL A            36467W109    6,400     348,609  SH            SOLE       NONE      348,609    0     0
GENESEE & WYO INC             CL A            371559105   20,618     390,204  SH            SOLE       NONE      390,204    0     0
METHANEX CORP                 COM             59151K108    1,036      37,199  SH            SOLE       NONE       37,199    0     0
NEUSTAR INC                   CL A            64126X201   23,947     716,985  SH            SOLE       NONE      716,985    0     0
PALOMAR MED TECHNOLOGIES INC  COM NEW         697529303    6,310     742,392  SH            SOLE       NONE      742,392    0     0
POLYPORE INTL INC             COM             73179V103   28,079     695,208  SH            SOLE       NONE      695,208    0     0
QUALCOMM INC                  COM             747525103    8,250     148,167  SH            SOLE       NONE      148,167    0     0
SEI INVESTMENTS CO            COM             784117103    3,267     164,239  SH            SOLE       NONE      164,239    0     0
STANDARD MTR PRODS INC        COM             853666105    2,697     191,579  SH            SOLE       NONE      191,579    0     0
TE CONNECTIVITY LTD           REG SHS         H84989104   16,742     524,653  SH            SOLE       NONE      524,653    0     0
TRW AUTOMOTIVE HLDGS CORP     COM             87264S106    1,744      47,439  SH            SOLE       NONE       47,439    0     0
UNITED RENTALS INC            COM             911363109    2,724      80,009  SH            SOLE       NONE       80,009    0     0
VICOR CORP                    COM             925815102    5,637     812,295  SH            SOLE       NONE      812,295    0     0
VISTAPRINT N V                SHS             N93540107   15,410     477,080  SH            SOLE       NONE      477,080    0     0






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